UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc. f/k/a Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential Jennison Natural Resources Fund, Inc.

(Formerly known as Jennison Natural Resources Fund, Inc.)

Fund Type Sector stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements

as of April 30, 2010, were not audited

and, accordingly, no auditor’s opinion is

expressed on them.

Prudential Investments, Prudential Financial, the Rock Prudential logo, Jennison Associates, and Jennison are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Natural Resources Fund, Inc. to the Prudential Jennison Natural Resources Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class R, 1.60%; Class Z, 0.85%. Net operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class R, 1.35%; Class Z, 0.85%, after contractual reduction.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	15.08%	51.88%	124.54%	428.87%	—
Class B	14.67	50.82	116.49	391.20	—
Class C	14.64	50.82	116.49	391.20	—
Class R	14.93	51.59	N/A	N/A	28.30% (8/22/06)
Class Z	15.27	52.36	127.63	443.46	—
Lipper Global Natural Resources Index	13.37	46.75	74.58	269.35	—
Lipper Natural Resources Index	9.57	37.14	62.92	180.35	—
MSCI World ND Index	9.40	37.02	17.91	4.15	—
S&P 500 Index	15.66	38.82	13.86	–1.92	—
Lipper Global Natural Resources Funds Avg.	10.13	38.33	75.06	311.79	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		55.30%	13.83%	16.65%	—
Class B		58.20	14.16	16.45	—
Class C		62.13	14.28	16.45	—
Class R		64.01	N/A	N/A	6.48% (8/22/06)
Class Z		64.81	15.43	17.63	—
Lipper Global Natural Resources Index		63.11	9.85	13.58	—
Lipper Natural Resources Index		49.78	8.18	10.43	—
MSCI World ND Index		52.37	2.89	–0.03	—
S&P 500 Index		49.73	1.92	–0.65	—
Lipper Global Natural Resources Funds Avg.		54.04	9.65	14.31	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

For the period through February 28, 2011, the distributor of the Fund has contractually agreed to limit distribution and service (12b-1) fees to 0.50% of the average daily net assets for Class R shares. Through September 30, 2008, the manager of the Fund has contractually agreed to waive 0.05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 28, 2011, the manager of the Fund has contractually agreed to waive 0.05% of the management fee rate on average daily net assets over $4 billion.

Benchmark Definitions

Lipper Global Natural Resources Index

The Lipper Global Natural Resources Index is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds. Lipper Global Natural Resources Index Closest Month-End to Inception cumulative total return as of 4/30/10 is 13.80% for Class R. Lipper Global Natural Resources Index Closest Month-End to Inception average annual total return as of 3/31/10 is 3.07% for Class R.

Lipper Natural Resources Index

The Lipper Natural Resources Index is an unmanaged index which tracks the performance of the 10 largest domestic natural resources mutual funds. Lipper Natural Resources Index Closest Month-End to Inception cumulative total return as of 4/30/10 is 8.02% for Class R. Lipper Natural Resources Index Closest Month-End to Inception average annual total return as of 3/31/10 is 1.36% for Class R.

Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index

The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free float-adjusted, market-capitalization index that is designed to measure global developed market equity performance. The MSCI World ND Index consists of approximately 23 developed market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States. MSCI World ND Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –4.85% for Class R. MSCI World ND Index Closest Month-End to Inception average annual total return as of 3/31/10 is –1.38% for Class R.

Standard & Poor’s 500 Composite Stock Price Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –1.51% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/10 is –0.86% for Class R.

Prudential Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

Lipper Global Natural Resources Funds Average

The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Natural Resources Fund category and does not include the effect of any sales charges or taxes payable by investors. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is 10.80% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is 2.11% for Class R.

Investors cannot invest directly in an index. The returns for the Lipper Global Natural Resources Index, Lipper Natural Resources Index, MSCI World ND Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. Returns for the Lipper Average would be lower if it included the effects of sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/10
Occidental Petroleum Corp., Oil, Gas & Consumable Fuels	2.2%
Southwestern Energy Co., Oil, Gas & Consumable Fuels	2.2
Halliburton Co., Energy Equipment & Services	2.2
Schlumberger Ltd., Energy Equipment & Services	2.1
Freeport-McMoRan Copper & Gold, Inc., Metals & Mining	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/10
Oil, Gas & Consumable Fuels	44.5%
Metals & Mining	33.0
Energy Equipment & Services	16.1
Gas Utilities	1.0
Chemicals	0.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Natural Resources Fund, Inc.		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,150.80	1.15%	$6.13
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class B	Actual	$1,000.00	$1,146.70	1.85%	$9.85
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class C	Actual	$1,000.00	$1,146.40	1.85%	$9.85
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class R	Actual	$1,000.00	$1,149.30	1.35%	$7.19
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class Z	Actual	$1,000.00	$1,152.70	0.85%	$4.54
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS 96.9%

Chemicals 0.6%
231,766	Potash Corp. of Saskatchewan, Inc.	$25,610,143

Electrical Equipment 0.4%
1,262,652	Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	15,947,295

Energy Equipment & Services 16.1%
1,860,880	Cameron International Corp.(b)	73,430,325
1,058,900	Complete Production Services, Inc.(b)	15,978,801
708,200	Dresser-Rand Group, Inc.(b)	24,985,296
989,200	Dril-Quip, Inc.(b)	57,304,356
720,614	FMC Technologies, Inc.(a)(b)	48,778,362
2,953,637	Halliburton Co.	90,528,974
798,565	Helmerich & Payne, Inc.	32,437,710
3,037,450	Integra Group Holdings, GDR(b)	8,899,728
192,450	Nabors Industries Ltd.(b)	4,151,147
1,410,781	National Oilwell Varco, Inc.	62,116,687
1,470,813	Noble Corp.	58,082,405
71,900	OSX Brasil SA (Brazil), 144A (original cost $32,605,898; purchased 3/19/10)(b)(c)(d)	24,611,247
1,224,491	Schlumberger Ltd.(a)	87,453,147
827,400	Superior Energy Services, Inc.(b)	22,389,444
1,085,041	Tenaris SA (Luxembourg), ADR(a)	44,063,515
55,044	Transocean Ltd.(b)	3,987,938
565,744	Weatherford International Ltd.(b)	10,245,624

		669,444,706

Food Products 0.1%
2,183,300	Agrenco Ltd. (Brazil), 144A (original cost $12,651,875; purchased 10/24/07)(b)(c)(d)	2,540,956

Gas Utilities 1.0%
990,195	EQT Corp.	43,063,581

Independent Power Producers & Energy Traders 0.6%
1,023,172	NRG Energy, Inc.(a)(b)	24,730,067

Metals & Mining 33.0%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	33,097,944
627,521	Agnico-Eagle Mines Ltd.(a)	39,634,226
1,376,244	Alcoa, Inc.	18,496,719
46,315	ArcelorMittal(a)	1,798,411

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d)
8,000,000	Archipelago Resources PLC (United Kingdom)(b)	$4,804,382
6,303,400	AXMIN, Inc. (Canada)(b)	558,482
692,815	BHP Billiton Ltd. (Australia), ADR(a)	50,430,004
1,579,935	Century Aluminum Co.(a)(b)	21,297,524
1,700,329	Cia de Minas Buenaventura SA (Peru), ADR	55,923,821
1,132,933	Cliffs Natural Resources, Inc.(a)	70,842,301
4,659,523	Eldorado Gold Corp. (Canada)(b)	71,557,943
3,745,900	European Goldfields Ltd. (Canada)(b)	27,399,131
785,482	First Quantum Minerals Ltd. (Canada)	60,268,229
1,267,700	First Uranium Corp. (South Africa)(b)	1,734,695
600,000	First Uranium Corp. (South Africa), 144A(b)	821,028
698,900	FNX Mining Co., Inc. (Canada)(b)	9,192,069
14,200	FNX Mining Co., Inc. (Canada), 144A(b)	186,761
1,097,887	Freeport-McMoRan Copper & Gold, Inc.(a)	82,923,405
1,796,500	Fronteer Development Group, Inc.(b)	11,012,545
3,528,300	Gabriel Resources Ltd. (Canada)(b)	14,553,630
216,800	Gold Reserve, Inc.(b)	243,308
993,800	Gold Reserve, Inc.(b)	1,103,118
1,331,602	Goldcorp, Inc.(a)	57,565,154
4,347,263	Hecla Mining Co.(a)(b)	25,953,160
792,400	Highland Gold Mining Ltd. (United Kingdom)(b)	1,563,104
507,810	Impala Platinum Holdings Ltd. (South Africa)	14,317,745
950,400	Impala Platinum Holdings Ltd. (South Africa), ADR	26,991,360
2,783,399	Kinross Gold Corp.	52,801,079
1,466,404	Lihir Gold Ltd. (Papua New Guinea), ADR(a)	52,013,350
2,956,000	MMX Mineracao E Metalicos SA (Brazil)(b)	21,852,208
1,609,347	MMX Mineracao E Metalicos SA (Brazil)(b)	11,684,142
4,052,100	Nevsun Resources Ltd. (Canada)(b)	11,967,218
233,339	Newcrest Mining Ltd. (Australia), 144A	7,043,501
1,397,651	Newcrest Mining Ltd. (Australia)	42,189,073
972,589	Newmont Mining Corp.	54,542,791
1,398,700	Northern Dynasty Minerals Ltd.(b)	13,217,715
1,398,438	Pan American Silver Corp.(a)	37,030,638
95,067	Pan American Silver Corp. (Canada)(a)	2,524,077
523,100	Platmin Ltd. (South Africa), 144A (original cost $4,469,143; purchased 11/27/07)(b)(c)(d)	648,854
677,366	Randgold Resources Ltd. (Jersey Island), ADR(a)	57,061,312
10,522	Rio Tinto PLC (United Kingdom)	543,994
779,844	Rio Tinto PLC (United Kingdom), ADR(a)	39,662,866
504,300	Seabridge Gold, Inc.(a)(b)	17,115,942

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d)
3,312,300	Semafo, Inc. (Canada)(b)	$21,129,852
4,783,700	Semafo, Inc. (Canada), 144A (original cost $7,540,094; purchased 10/31/06)(b)(c)(d)	30,516,220
2,070,386	Silver Wheaton Corp.(b)	40,413,935
681,731	Southern Copper Corp.(a)	20,847,334
2,957,381	Sterlite Industries India Ltd. (India), ADR(a)	53,646,891
2,291,561	Vale SA (Brazil), ADR(a)	70,190,513
1,452,900	Western Areas NL (Australia)	6,369,743

		1,369,283,447

Oil, Gas & Consumable Fuels 44.5%
361,200	Advantage Oil & Gas Ltd. (Canada)(b)	2,567,301
983,300	Advantage Oil & Gas Ltd. (Canada), Reg. D (original cost $5,112,035; purchased 9/4/09)(b)(c)(d)	6,989,000
1,399,743	Alpha Natural Resources, Inc.(b)	65,899,900
857,267	Anadarko Petroleum Corp.	53,287,717
731,696	Apache Corp.	74,457,385
485,657	Atlas Energy, Inc.	17,522,505
3,191,200	Bankers Petroleum Ltd. (Canada)(b)	28,148,407
3,587,700	BG Group PLC (United Kingdom)	60,641,813
3,600,000	BPI Energy Holdings, Inc. (Canada)(b)	19,800
1,424,008	Cabot Oil & Gas Corp.	51,449,409
11,502,600	Cairn Energy PLC (United Kingdom)(b)	70,198,366
1,660,049	Cameco Corp. (Canada)	40,921,074
854,623	Canadian Natural Resources Ltd.	65,754,694
1,336,800	Cobalt International Energy, Inc.(a)(b)	15,386,568
1,204,513	Concho Resources, Inc.(a)(b)	68,440,429
1,333,600	Denbury Resources, Inc.(a)(b)	25,538,440
63,979	Devon Energy Corp.	4,307,706
621,886	EOG Resources, Inc.	69,725,858
363,566	Forest Oil Corp.(b)	10,652,484
164,619	Hess Corp.	10,461,537
6,430,000	Linc Energy Ltd. (Australia), 144A(b)(c)	9,062,461
564,400	Murphy Oil Corp.	33,948,660
1,087,846	Newfield Exploration Co.(b)	63,301,759
810,488	Noble Energy, Inc.	61,921,283
1,051,360	Occidental Petroleum Corp.	93,213,578
7,613,400	OGX Petroleo e Gas Participacoes SA (Brazil)(b)	76,123,050
4,201,797	Oil Search Ltd. (Papua New Guinea)	21,828,797
1,460,236	OPTI Canada, Inc. (Canada)(b)	3,291,928

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d)
3,630,968	Pacific Rubiales Energy Corp. (Canada)(b)	$81,855,845
2,017,004	Petrohawk Energy Corp.(b)	43,547,116
1,537,949	Petroleo Brasileiro SA (Brazil), ADR(a)	65,255,176
972,883	Range Resources Corp.	46,464,892
827,020	Reliance Industries Ltd. (India), GDR, 144A(c)	38,373,728
704,623	Rosetta Resources, Inc.(b)	17,545,113
2,770,014	SandRidge Energy, Inc.(a)(b)	20,802,805
1,447,284	Sasol Ltd. (South Africa), ADR	58,832,095
2,283,405	Southwestern Energy Co.(b)	90,605,510
1,082,979	Suncor Energy, Inc.	37,005,392
34,711	Sunoco, Inc.(a)	1,137,827
2,911,658	Talisman Energy, Inc.	49,614,652
551,694	Trident Resources Corp. (Canada), Private Placement (original cost $17,670,540; purchased 12/4/03 - 1/5/06)(b)(c)(d)(h)	—
1,264,564	Ultra Petroleum Corp.(b)	60,408,222
1,974,400	UTS Energy Corp. (Canada)(b)	5,131,341
537,695	Whiting Petroleum Corp.(b)	48,569,989
1,005,982	Woodside Petroleum, Ltd. (Australia)	41,717,384
487,677	XTO Energy, Inc.	23,174,411
13,500,000	Zodiac Exploration Corp. (Canada), Private Placement (original cost $6,340,763; purchased 8/8/08)(b)(c)(d)	10,861,772

		1,845,965,179

Transportation Infrastructure 0.6%
4,807,594	LLX Logistica SA (Brazil)(b)	23,094,152

	TOTAL COMMON STOCKS (cost $3,000,317,863)	4,019,679,526

PREFERRED STOCK

Oil, Gas & Consumable Fuels
80,000	Trident Resources Corp. (Canada) (Class B Stock), Private Placement, expiring 3/10/13 (cost $5,000,000; purchased 7/7/06)(b)(c)(d)(h)	—

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value

CORPORATE BOND

Oil, Gas & Consumable Fuels
CAD 32,093	Trident Subordinated Unsecured Note (Canada), Private Placement, due 8/12/12 (cost $30,172,292; purchased 8/20/07 - 8/31/09)(b)(c)(d)(h)	$—

Units
WARRANTS(b)

Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/4/14 (original cost $0; purchased 2/28/08)(c)(d)	—

Oil, Gas & Consumable Fuels
2,591,932	Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(c)(d)(h)	—
13,500,000	Zodiac Exploration Corp. (Canada), Private Placement, expiring 2/10/12 (original cost $0; purchased 8/8/08)(c)(d)	—

		—

	TOTAL WARRANTS (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $3,035,490,155)	4,019,679,526

Shares
SHORT-TERM INVESTMENT 13.2%

Affiliated Money Market Mutual Fund
547,708,104	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $547,708,104; includes $406,571,515 of cash collateral received for securities on loan)(Note 3)(e)(f)	547,708,104

	TOTAL INVESTMENTS(g) 110.1% (cost $3,583,198,259; Note 5)	4,567,387,630
	Liabilities in excess of other assets (10.1%)	(418,248,488)

	NET ASSETS 100.0%	$4,149,139,142

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CAD—Canadian Dollars

GDR—Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $388,174,575; cash collateral of $406,571,515 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a security restricted to resale. The aggregate cost of such securities is $121,562,640. The aggregate value of $76,168,049 is approximately 1.8% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of April 30, 2010, 19 securities representing $321,432,659 and 7.7% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The issuer has filed for bankruptcy and has defaulted in payment of interest on debt security. The security has been fair valued at zero.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,698,246,867	$308,029,931	$13,402,728
Preferred Stock	—	—	—
Corporate Bonds	—	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	547,708,104	—	—

	4,245,954,971	308,029,931	13,402,728
Other Financial Instruments*	—	—	—

Total	$4,245,954,971	$308,029,931	$13,402,728

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2010 and October 31, 2009, the Fund’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Fund.

The geographic concentration of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

United States (including 9.8% of collateral received for securities on loan)	73.0%
Canada	10.4
Brazil	7.1
United Kingdom	4.3
Australia	3.8
South Africa	3.3
India	2.2
Papua New Guinea	1.8
Jersey Island	1.4
Peru	1.3
Luxembourg	1.1
China	0.4

110.1
Liabilities in excess of other assets	(10.1)

100.0%

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At April 30, 2010 the Fund held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at April 30, 2010 of $0 and are presented in the Statement of Assets and Liabilities as such.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

For the six months ended April 30, 2010, the Fund did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$—

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential Jennison Natural Resources Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $388,174,575
Unaffiliated investments (cost $3,035,490,155)	$4,019,679,526
Affiliated investments (cost $547,708,104)	547,708,104
Cash	4,699
Foreign currency, at value (cost $82)	85
Receivable for Fund shares sold	18,778,086
Dividends and interest receivable	2,399,135
Prepaid expenses	16,969

Total assets	4,588,586,604

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	406,571,515
Payable for investments purchased	19,924,188
Payable for Fund shares reacquired	8,224,435
Management fee payable	2,428,725
Distribution fee payable	1,459,592
Accrued expenses	664,275
Affiliated transfer agent fee payable	172,996
Deferred directors’ fees	1,736

Total liabilities	439,447,462

Net assets	$4,149,139,142

Net assets were comprised of:
Common stock, at par	$927,538
Paid-in capital in excess of par	3,763,390,951

3,764,318,489
Distributions in excess of net investment income	(139,520,991)
Accumulated net realized loss on investment and foreign currency transactions	(459,842,418)
Net unrealized appreciation on investments and foreign currencies	984,184,062

Net assets, April 30, 2010	$4,149,139,142

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,972,559,071 ÷ 42,245,411 shares of common stock issued and outstanding)	$46.69
Maximum sales charge (5.50% of offering price)	2.72

Maximum offering price to public	$49.41

Class B
Net asset value, offering price and redemption price per share
($274,562,096 ÷ 6,918,911 shares of common stock issued and outstanding)	$39.68

Class C
Net asset value, offering price and redemption price per share
($879,248,226 ÷ 22,153,690 shares of common stock issued and outstanding)	$39.69

Class R
Net asset value, offering price and redemption price per share
($43,695,207 ÷ 938,712 shares of common stock issued and outstanding)	$46.55

Class Z
Net asset value, offering price and redemption price per share
($979,074,542 ÷ 20,497,032 shares of common stock issued and outstanding)	$47.77

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	17

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $306,940)	$12,963,236
Affiliated income from securities loaned, net	385,015
Affiliated dividend income	162,978
Unaffiliated interest income	36,787

Total income	13,548,016

Expenses
Management fee	13,198,027
Distribution fee—Class A	2,708,402
Distribution fee—Class B	1,316,444
Distribution fee—Class C	3,963,179
Distribution fee—Class R	90,775
Transfer agent’s fees and expenses (including affiliated expense of $524,500) (Note 3)	1,895,000
Custodian’s fees and expenses	264,000
Reports to shareholders	151,000
Registration fees	96,000
Directors’ fees	53,000
Legal fees and expenses	34,000
Insurance	33,000
Audit fee	11,000
Miscellaneous	30,572

Total expenses	23,844,399

Net investment loss	(10,296,383)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(14,118,671)
Foreign currency transactions	(1,031,708)

(15,150,379)

Net change in unrealized appreciation (depreciation) on:
Investments	508,845,767
Foreign currencies	3,618

508,849,385

Net gain on investment and foreign currency transactions	493,699,006

Net Increase In Net Assets Resulting From Operations	$483,402,623

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Five Months Ended October 31, 2009	Year Ended May 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(10,296,383)	$(3,197,605)	$(7,560,265)
Net realized loss on investment and foreign currency transactions	(15,150,379)	(50,135,811)	(313,151,067)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	508,849,385	273,790,005	(1,448,726,844)

Net increase (decrease) in net assets resulting from operations	483,402,623	220,456,589	(1,769,438,176)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(28,821,268)	—	(14,577,961)
Class B	(5,186,007)	—	(1,324,211)
Class C	(14,824,396)	—	(2,979,912)
Class R	(542,653)	—	(168,354)
Class Z	(11,918,242)	—	(6,889,323)

	(61,292,566)	—	(25,939,761)

Dividends from net realized gains
Class A	—	—	(23,866,599)
Class B	—	—	(5,615,782)
Class C	—	—	(12,627,217)
Class R	—	—	(278,583)
Class Z	—	—	(8,436,181)

	—	—	(50,824,362)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,045,597,926	733,064,082	1,212,380,600
Net asset value of shares issued in reinvestment of dividends and distributions	51,247,328	—	63,999,841
Cost of shares reacquired	(491,224,817)	(354,567,783)	(1,155,282,866)

Net increase in net assets from Fund share transactions	605,620,437	378,496,299	121,097,575

Capital Contributions (Note 6)
Proceeds from regulatory settlement	17,864	—	—

Total increase (decrease)	1,027,748,358	598,952,888	(1,725,104,724)

Net Assets
Beginning of period	3,121,390,784	2,522,437,896	4,247,542,620

End of period	$4,149,139,142	$3,121,390,784	$2,522,437,896

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Natural Resources Fund, Inc. (formerly Jennison Natural Resources Fund, Inc.) (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

The Fund’s fiscal year has changed from an annual reporting period that ends May 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded

20	Visit our website at www.prudentialfunds.com

in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Prudential Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of

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common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Prudential Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Pursuant to the management agreement between the Fund and PI, the management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion.

Through September 30, 2008, PI contractually agreed to waive .05% of the management fee rate on the Fund’s average daily net assets over $2 billion that would otherwise be applicable under the terms of the management agreement. Effective October 1, 2008 through February 28, 2011, PI has contractually agreed to waive .05% of the management fee rate on the Fund’s average daily net assets over $4 billion that would otherwise be applicable under the terms of the management agreement. The effective management fee rate was .71% of the Fund’s average daily net assets for the six month period ended April 30, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS had contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 28, 2011.

PIMS has advised the Fund that it received $3,185,259 in front-end sales charges resulting from sales of Class A shares, during the six month period ended April 30, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six month period ended April 30, 2010, it received $3,870, $277,087 and $110,206 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six month period ended April 30, 2010, the Fund incurred approximately $1,573,200 in total networking fees, of which approximately $90,400 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six month period ended April 30, 2010, PIM has been compensated approximately $142,400 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment

Prudential Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months period ended April 30, 2010 were $841,514,862 and $339,297,271, respectively.

As of April 30, 2010, the Fund had securities on loan with an aggregate market value of $388,174,575. The Fund received $406,571,515 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,637,571,802	$1,199,442,219	$(269,626,391)	$929,815,828

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2009 of approximately $389,205,000, of which 124,253,000 expires in 2016 and 264,952,000 expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforward prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no

26	Visit our website at www.prudentialfunds.com

provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million shares of $.01 par value common stock authorized divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 100 million authorized shares.

For the six month period ended April 30, 2010, the Fund received $17,864 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or the calculation of the payment.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	10,368,501	$468,079,737
Shares issued in reinvestment of dividends and distributions	589,986	25,971,195
Shares reacquired	(5,992,567)	(269,583,317)

Net increase (decrease) in shares outstanding before conversion	4,965,920	224,467,615
Shares issued upon conversion from Class B	70,365	3,157,945

Net increase (decrease) in shares outstanding	5,036,285	$227,625,560

Prudential Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Five months ended October 31, 2009:
Shares sold	9,510,215	$375,898,059
Shares reacquired	(5,543,100)	(212,400,454)

Net increase (decrease) in shares outstanding before conversion	3,967,115	163,497,605
Shares issued upon conversion from Class B	123,593	4,912,972

Net increase (decrease) in shares outstanding	4,090,708	$168,410,577

Year ended May 31, 2009:
Shares sold	16,455,086	$630,121,121
Shares issued in reinvestment of dividends and distributions	1,602,631	34,248,669
Shares reacquired	(15,876,136)	(622,518,576)

Net increase (decrease) in shares outstanding before conversion	2,181,581	41,851,214
Shares issued upon conversion from Class B	326,894	14,818,288

Net increase (decrease) in shares outstanding	2,508,475	$56,669,502

Class B
Six months ended April 30, 2010:
Shares sold	682,985	$26,423,166
Shares issued in reinvestment of dividends and distributions	123,126	4,620,477
Shares reacquired	(640,971)	(24,434,914)

Net increase (decrease) in shares outstanding before conversion	165,140	6,608,729
Shares reacquired upon conversion into Class A	(82,663)	(3,157,945)

Net increase (decrease) in shares outstanding	82,477	$3,450,784

Five months ended October 31, 2009:
Shares sold	752,985	$25,202,815
Shares reacquired	(561,129)	(18,537,064)

Net increase (decrease) in shares outstanding before conversion	191,856	6,665,751
Shares reacquired upon conversion into Class A	(144,212)	(4,912,972)

Net increase (decrease) in shares outstanding	47,644	$1,752,779

Year ended May 31, 2009:
Shares sold	1,447,736	$48,244,549
Shares issued in reinvestment of dividends and distributions	333,106	6,128,832
Shares reacquired	(2,059,780)	(68,790,192)

Net increase (decrease) in shares outstanding before conversion	(278,938)	(14,416,811)
Shares reacquired upon conversion into Class A	(380,771)	(14,818,288)

Net increase (decrease) in shares outstanding	(659,709)	$(29,235,099)

28	Visit our website at www.prudentialfunds.com

Class C	Shares	Amount
Six months ended April 30, 2010:
Shares sold	4,469,118	$172,061,112
Shares issued in reinvestment of dividends and distributions	295,024	11,072,370
Shares reacquired	(1,721,982)	(65,717,590)

Net increase (decrease) in shares outstanding	3,042,160	$117,415,892

Five months ended October 31, 2009:
Shares sold	3,766,920	$127,528,621
Shares reacquired	(1,476,693)	(49,030,138)

Net increase (decrease) in shares outstanding	2,290,227	$78,498,483

Year ended May 31, 2009:
Shares sold	6,195,211	$200,966,716
Shares issued in reinvestment of dividends and distributions	601,799	11,073,050
Shares reacquired	(6,797,499)	(224,053,651)

Net increase (decrease) in shares outstanding	(489)	$(12,013,885)

Class R
Six months ended April 30, 2010:
Shares sold	413,838	$18,704,408
Shares issued in reinvestment of dividends and distributions	11,954	525,131
Shares reacquired	(180,778)	(8,063,685)

Net increase (decrease) in shares outstanding	245,014	$11,165,854

Five months ended October 31, 2009:
Shares sold	341,928	$13,647,240
Shares reacquired	(173,986)	(6,728,157)

Net increase (decrease) in shares outstanding	167,942	$6,919,083

Year ended May 31, 2009:
Shares sold	500,380	$18,863,100
Shares issued in reinvestment of dividends and distributions	20,902	446,464
Shares reacquired	(220,000)	(8,266,069)

Net increase (decrease) in shares outstanding	301,282	$11,043,495

Class Z
Six months ended April 30, 2010:
Shares sold	7,780,092	$360,329,503
Shares issued in reinvestment of dividends and distributions	201,382	9,058,155
Shares reacquired	(2,691,585)	(123,425,311)

Net increase (decrease) in shares outstanding	5,289,889	$245,962,347

Five months ended October 31, 2009:
Shares sold	4,818,768	$190,787,347
Shares reacquired	(1,718,490)	(67,871,970)

Net increase (decrease) in shares outstanding	3,100,278	$122,915,377

Prudential Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Year ended May 31, 2009:
Shares sold	7,455,066	$314,185,114
Shares issued in reinvestment of dividends and distributions	555,944	12,102,826
Shares reacquired	(6,195,307)	(231,654,378)

Net increase (decrease) in shares outstanding	1,815,703	$94,633,562

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009 the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six month period ended April 30, 2010.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

30	Visit our website at www.prudentialfunds.com

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(b)		Five Months Ended October 31, 2009(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$41.27		$38.08

Income (loss) from investment operations:
Net investment income (loss)	(.09)		(.02)
Net realized and unrealized gain (loss) on investment transactions	6.27		3.21

Total from investment operations	6.18		3.19

Less Dividends and Distributions:
Dividends from net investment income	(.76)		—
Distributions from net realized gains	—		—

Total dividends and distributions	(.76)		—

Capital Contributions	—	(i)	—

Net asset value, end of period	$46.69		$41.27

Total Return(c):	15.08%		8.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,972,559		$1,535,793
Average net assets (000)	$1,821,469		$1,372,157
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.15	%(e)(g)	1.21	%(e)(g)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)(g)	.91	%(e)(g)
Net investment income (loss)	(.42	)%(e)(g)	(.12	)%(e)(g)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	10	%(h)	9	%(h)

(a)	For the five-month period ended October 31, 2009. The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(e)	Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 28, 2011, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares until September 30, 2007.
(g)	Annualized.
(h)	Not annualized.
(i)	Less than $.005.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class A
Year Ended May 31,
2009(b)		2008(b)		2007(b)		2006(b)

$68.29		$53.87		$48.25		$30.36

(.06)		(.12)		(.03)		.15

(28.75)		19.61		11.21		20.28

(28.81)		19.49		11.18		20.43

(.53)		(2.43)		(.42)		(.30)
(.87)		(2.64)		(5.14)		(2.24)

(1.40)		(5.07)		(5.56)		(2.54)

—		—		—		—

$38.08		$68.29		$53.87		$48.25

(40.56)%		38.15%		25.03%		69.16%

$1,261,030		$2,090,493		$1,100,431		$817,299
$1,168,562		$1,491,943		$847,853		$566,901

1.23	%(e)	1.14	%(e)(f)	1.19	%(f)	1.14	%(f)

.93	%(e)	.85	%(e)	94%		.89%
(.15	)%(e)	(.20	)%(e)	(.07)%		.36%

51%		21%		46%		34%

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2010(b)		Five Months Ended October 31, 2009(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$35.30		$32.66

Income (loss) from investment operations:
Net investment loss	(.21)		(.11)
Net realized and unrealized gain (loss) on investment transactions	5.35		2.75

Total from investment operations	5.14		2.64

Less Dividends and Distributions:
Dividends from net investment income	(.76)		—
Distributions from net realized gains	—		—

Total dividends and distributions	(.76)		—

Capital Contributions	—	(g)	—

Net asset value, end of period	$39.68		$35.30

Total Return(c):	14.67%		8.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$274,562		$241,335
Average net assets (000)	$265,585		$227,342
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85	%(e)(f)	1.91	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)(f)	.91	%(e)(f)
Net investment loss	(1.12	)%(e)(f)	(.81	)%(e)(f)

(a)	For the five-month period ended October 31, 2009. The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(e)	Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 28, 2011, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(f)	Annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class B
Year Ended May 31,
2009(b)		2008(b)		2007(b)	2006(b)

$58.60		$46.90		$42.70	$27.13

(.28)		(.44)		(.34)	(.15)

(24.58)		16.90		9.79	18.05

(24.86)		16.46		9.45	17.90

(.21)		(2.12)		(.11)	(.09)
(.87)		(2.64)		(5.14)	(2.24)

(1.08)		(4.76)		(5.25)	(2.33)

—		—		—	—

$32.66		$58.60		$46.90	$42.70

(40.99)%		37.14%		24.10%	67.84%

$221,738		$436,506		$315,782	$271,419
$229,217		$360,663		$265,189	$206,935

1.93	%(e)	1.85	%(e)	1.94%	1.89%

.93	%(e)	.85	%(e)	.94%	.89%
(.84	)%(e)	(.86	)%(e)	(.82)%	(.40)%

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2010(b)		Five Months Ended October 31, 2009(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$35.31		$32.67

Income (loss) from investment operations:
Net investment loss	(.21)		(.12)
Net realized and unrealized gain (loss) on investment transactions	5.35		2.76

Total from investment operations	5.14		2.64

Less Dividends and Distributions:
Dividends from net investment income	(.76)		—
Distributions from net realized gains	—		—

Total dividends and distributions	(.76)		—

Capital Contributions	—	(g)	—

Net asset value, end of period	$39.69		$35.31

Total Return(c):	14.67%		8.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$879,248		$674,791
Average net assets (000)	$799,583		$600,514
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.85	%(e)(f)	1.91	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)(f)	.91	%(e)(f)
Net investment loss	(1.12	)%(e)(f)	(.82	)%(e)(f)

(a)	For the five-month period ended October 31, 2009. The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(e)	Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 28, 2011, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(f)	Annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C
Year Ended May 31,
2009(b)		2008(b)		2007(b)	2006(b)

$58.61		$46.90		$42.70	$27.13

(.28)		(.46)		(.34)	(.15)
(24.58)		16.93		9.79	18.05

(24.86)		16.47		9.45	17.90

(.21)		(2.12)		(.11)	(.09)
(.87)		(2.64)		(5.14)	(2.24)

(1.08)		(4.76)		(5.25)	(2.33)

—		—		—	—

$32.67		$58.61		$46.90	$42.70

(40.99)%		37.14%		24.10%	67.84%

$549,558		$985,867		$550,097	$406,571
$533,680		$724,878		$428,643	$261,145

1.93	%(e)	1.85	%(e)	1.94%	1.89%
.93	%(e)	.85	%(e)	.94%	.89%
(.85	)%(e)	(.90	)%(e)	(.82)%	(.40)%

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended April 30, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$41.19

Income (loss) from investment operations:
Net investment loss	(.14)
Net realized and unrealized gain (loss) on investment transactions	6.26

Total from investment operations	6.12

Less Dividends and Distributions:
Dividends from net investment income	(.76)
Distributions from net realized gains	—

Total dividends and distributions	(.76)

Capital Contributions	—	(i)

Net asset value, end of period	$46.55

Total Return(d):	14.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,695
Average net assets (000)	$36,631
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.35	%(g)(h)
Expenses, excluding distribution and service (12b-1) fees	.85	%(g)(h)
Net investment loss	(.62	)%(g)(h)

(a)	For the five-month period ended October 31, 2009. The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.
(b)	Inception date of Class R shares.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(g)	Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 28, 2011, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(h)	Annualized.
(i)	Less than $.005.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class R
Five Months Ended October 31, 2009(a)(c)		Year Ended May 31,				August 22, 2006(b) through May 31, 2007(c)
		2009(c)		2008(c)

$38.02		$68.28		$53.96		$47.85

(.05)		(.13)		(.37)		(.08)
3.22		(28.73)		19.74		11.63

3.17		(28.86)		19.37		11.55

—		(.53)		(2.41)		(.30)
—		(.87)		(2.64)		(5.14)

—		(1.40)		(5.05)		(5.44)

—		—		—		—

$41.19		$38.02		$68.28		$53.96

8.34%		(40.66)%		37.82%		25.98%

$28,573		$19,990		$15,328		$2,565
$23,555		$12,599		$6,730		$626

1.41	%(g)(h)	1.43	%(g)	1.35	%(g)	1.44	%(h)
.91	%(g)(h)	.93	%(g)	.85	%(g)	.94	%(h)
(.33	)%(g)(h)	(.37	)%(g)	(.62	)%(g)	(.24	)%(h)

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2010(b)		Five Months Ended October 31, 2009(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$42.14		$38.83

Income (loss) from investment operations:
Net investment income (loss)	(.03)		.03
Net realized and unrealized gain (loss) on investment transactions	6.42		3.28

Total from investment operations	6.39		3.31

Less Dividends and Distributions:
Dividends from net investment income	(.76)		—
Distributions from net realized gains	—		—

Total dividends and distributions	(.76)		—

Capital Contributions	—	(g)	—

Net asset value, end of period	$47.77		$42.14

Total Return(c):	15.27%		8.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$979,075		$640,899
Average net assets (000)	$809,400		$552,361
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.85	%(e)(f)	.91	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)(f)	.91	%(e)(f)
Net investment income (loss)	(.12	)%(e)(f)	.17	%(e)(f)

(a)	For the five-month period ended October 31, 2009. The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(e)	Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through February 28, 2011, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(f)	Annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class Z
Six Months Ended May 31,
2009(b)		2008(b)		2007(b)	2006(b)

$69.90		$54.99		$49.12	$30.87

.06		.05		.08	.26

(29.55)		20.05		11.46	20.60

(29.49)		20.10		11.54	20.86

(.71)		(2.55)		(.53)	(.37)
(.87)		(2.64)		(5.14)	(2.24)

(1.58)		(5.19)		(5.67)	(2.61)

—		—		—	—

$38.83		$69.90		$54.99	$49.12

(40.40)%		38.53%		25.39%	69.44%

$470,122		$719,348		$355,928	$270,375
$433,493		$503,262		$283,266	$179,109

.93	%(e)	.85	%(e)	.94%	.89%

.93	%(e)	.85	%(e)	.94%	.89%
.15	%(e)	.08	%(e)	.18%	.60%

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	41

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	65,955,935.960	4,299,921.643

Linda W. Bynoe	65,894,047.121	4,361,810.482

Michael S. Hyland	65,932,949.629	4,322,907.974

Douglas H. McCorkindale	65,843,151.884	4,412,705.719

Stephen P. Munn	65,915,723.763	4,340,133.840

Richard A. Redeker	65,907,547.002	4,348,310.601

Robin B. Smith	65,813,899.082	4,441,958.521

Stephen G. Stoneburn	65,905,449.192	4,350,408.411

Judy A. Rice	65,933,616.599	4,322,241.004

Scott E. Benjamin	65,923,735.678	4,332,121.925

42	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Natural Resources Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	JNRRX	PNRZX
CUSIP	74441K107	74441K206	74441K305	74441K404	74441K503

MF135E2    0181168-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	June 24, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 24, 2010